Subsequent Events	12 Months Ended
Apr. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event [Text Block]

16. Subsequent Event

Incentive Plan Rewards

Pursuant to the Company's Equity Incentive Compensation Plan, the Company has granted 3,850,000 stock options at an exercise price of $1.60 to directors, officers, employees, and consultants of the Company. The options are exercisable for a period of five years and will vest over the next two years.